Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of discount rates [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 15,251	₱ 15,251
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (19,348)	₱ (19,348)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial assumption of discount rates [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 32	₱ 32
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (32)	₱ (32)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 19,334	₱ 19,334
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (15,229)	₱ (15,229)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 32	₱ 32
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (32)	₱ (32)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)